Income Taxes (Details) - Schedule of Deferred Tax Assets - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 30, 2020
Schedule of Deferred Tax Assets [Abstract]
Allowance for credit losses	¥ 12,870	¥ 8,617
Impairment loss on long-lived assets and long-term prepaid expenses	53,832	61,050
Impairment loss on long-term investments	17,920	15,980
Accrued Liabilities	12,401	9,465
Deductible temporary difference related to advertising expenses	4,602	4,617
Deferred subsidy income	289	512
Net operating loss carrying forwards	301,768	282,479
Total deferred tax assets	403,682	382,720
Less: valuation allowance	(403,682)	(382,720)	¥ (401,539)	¥ (356,294)
Deferred tax assets, net